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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05089

             Tactical Short-Term Bond Account for Variable Annuities
                                   ----------
               (Exact name of registrant as specified in charter)

                                  ONE CITYPLACE
                               HARTFORD, CT 06103
                                   ----------
           (Address of principal executive offices) (Zip code)

                             JAMES L. LIPSCOMB, ESQ.
                                  METLIFE, INC.
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                                   ----------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-578-3104

                         Date of fiscal year end: 12/31

                Date of reporting period: 07/01/2004 - 06/30/2005

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05089
Reporting Period: 07/01/2004 - 06/30/2005
Tactical Short Term Bond Account for Variable Annuities









=========== TACTICAL SHORT TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ============

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

========== END NPX REPORT

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            (Registrant) TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

            By (Signature) /S/ ELIZABETH M. FORGET
               ------------------------------------------------------
            Name   ELIZABETH M. FORGET

            Title  CHAIRMAN OF THE BOARD OF MANAGERS, PRESIDENT & CEO

Date August 29, 2005